UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2012


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				PCJ Investment Counsel Ltd.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Heiki Altosaar
Title:		Compliance Officer
Phone:		(416) 955-4839

Signature, place, and Date of Signing:

	"Heiki Altosaar"	Toronto, ON Canada	March 31, 2012
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		43,561,256

Form 13F Information Table Value Total:		$1,552,363,203



List of Other Included Managers:

	NONE


FORM
13F


















                     (SEC USE ONLY)

Name of Reporting Manager:PCJ Investment Counsel
Ltd.



















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Agrium Inc.
COM
008916108
41,821,074
485,516
485,516
N/A
N/A

N/A
485,516
N/A
Augusta Resources Corp.
COM NEW
050912203
184,103
67,400
67,400
N/A
N/A

N/A
67,400
N/A
AuRico Gold Inc
COM
05155C105
19,474,904
2,189,448
2,189,448
N/A
N/A

N/A
2,189,448
N/A
Bank of Montreal
COM
063671101
52,117,785
878,400
878,400
N/A
N/A

N/A
878,400
N/A
Bank of Nova Scotia
COM
064149107
122,922,414
2,198,547
2,198,547
N/A
N/A

N/A
2,198,547
N/A
Barrick Gold Corp.
COM
067901108
73,857,565
1,702,813
1,702,813
N/A
N/A

N/A
1,702,813
N/A
BCE Inc.
COM NEW
05534B760
45,165,029
1,130,200
1,130,200
N/A
N/A

N/A
1,130,200
N/A
Brookfield Asset Management Inc.
CL A LTD VT SH
112585104
32,970,371
1,047,100
1,047,100
N/A
N/A

N/A
1,047,100
N/A
Canadian National Railway
COM
136375102
56,288,719
709,698
709,698
N/A
N/A

N/A
709,698
N/A
Canadian Natural Resources Ltd.
COM
136385101
74,944,435
2,265,675
2,265,675
N/A
N/A

N/A
2,265,675
N/A
Canadian Pacific Railway Ltd.
COM
13645T100
32,527,764
429,400
429,400
N/A
N/A

N/A
429,400
N/A
Cenovus Energy Inc.
COM
15135U109
49,370,771
1,374,474
1,374,474
N/A
N/A

N/A
1,374,474
N/A
Enbridge Inc.
COM
29250N105
34,645,642
893,820
893,820
N/A
N/A

N/A
893,820
N/A
EnCana Corp.
COM
292505104
17,905,313
913,500
913,500
N/A
N/A

N/A
913,500
N/A
Entree Gold Inc
COM
29383G100
244,259
195,300
195,300
N/A
N/A

N/A
195,300
N/A
Extorre Gold Mines
COM
30227B109
590,125
98,300
98,300
N/A
N/A

N/A
98,300
N/A
Gildan Activewear Class A
COM
375916103
26,470,182
963,775
963,775
N/A
N/A

N/A
963,775
N/A
Goldcorp Inc.
COM
380956409
82,596,484
1,836,100
1,836,100
N/A
N/A

N/A
1,836,100
N/A
Iamgold Corp.
COM
450913108
981,932
73,900
73,900
N/A
N/A

N/A
73,900
N/A
Ivanhoe Mines Ltd.
COM
46579N103
14,431,754
919,300
919,300
N/A
N/A

N/A
919,300
N/A
Magna International Inc. Class A
COM
559222401
24,402,237
512,801
512,801
N/A
N/A

N/A
512,801
N/A
Manulife Financial Corp.
COM
56501R106
40,284,821
2,980,212
2,980,212
N/A
N/A

N/A
2,980,212
N/A
MI Developments Inc.
CL A
55304X104
865,954
25,050
25,050
N/A
N/A

N/A
25,050
N/A
North American Palladium Ltd.
COM
656912102
284,236
107,200
107,200
N/A
N/A

N/A
107,200
N/A
Penn West Petroleum Corp.
COM
707887105
36,910,291
1,892,765
1,892,765
N/A
N/A

N/A
1,892,765
N/A
Potash Corp. of Saskatchewan
COM
73755L107
49,095,214
1,077,475
1,077,475
N/A
N/A

N/A
1,077,475
N/A
Precision Drilling Corp.
COM 2010
74022D308
18,354,711
1,830,800
1,830,800
N/A
N/A

N/A
1,830,800
N/A
Primero Mining Corp.
COM
74164W106
26,014
10,000
10,000
N/A
N/A

N/A
10,000
N/A
Progressive Waste Solutions Ltd
COM
74339G101
26,166,398
1,206,830
1,206,830
N/A
N/A

N/A
1,206,830
N/A
Royal Bank of Canada
COM
780087102
102,536,645
1,772,708
1,772,708
N/A
N/A

N/A
1,772,708
N/A
Silver Wheaton Corp
COM
828336107
40,783,607
1,232,200
1,232,200
N/A
N/A

N/A
1,232,200
N/A
Stantec Inc.
COM
85472N109
950,071
29,860
29,860
N/A
N/A

N/A
29,860
N/A
Suncor Energy Inc.
COM
867224107
80,335,777
2,463,688
2,463,688
N/A
N/A

N/A
2,463,688
N/A
Talisman Energy Inc.
COM
87425E103
29,898,863
2,382,968
2,382,968
N/A
N/A

N/A
2,382,968
N/A
Teck Resources Ltd.
CL B
878742204
28,760,460
807,207
807,207
N/A
N/A

N/A
807,207
N/A
Telus Corp. Non-voting
NON-VTG SHS
87971M202
48,208,059
849,014
849,014
N/A
N/A

N/A
849,014
N/A
Toronto-Dominion Bank
COM NEW
891160509
139,021,470
1,641,212
1,641,212
N/A
N/A

N/A
1,641,212
N/A
TransCanada Pipelines Corp.
COM
89353D107
55,405,380
1,292,900
1,292,900
N/A
N/A

N/A
1,292,900
N/A
Valeant Pharmaceuticals
International
COM
91911K102
49,435,903
923,700
923,700
N/A
N/A

N/A
923,700
N/A
Westport Innovations Inc
COM NEW
960908309
401,237
9,800
9,800
N/A
N/A

N/A
9,800
N/A
Wi-LAN Inc.
COM
928972108
725,233
140,200
140,200
N/A
N/A

N/A
140,200
N/A



1,552,363,203
43,561,256
43,561,256




43,561,256